Note 12 - Investments in Non-consolidated Companies	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of interests in other entities [text block]
12	Investments in non-consolidated companies
	Year ended December 31,
	2019	2018
At the beginning of the year	805,568	640,294
Translation differences	(10,781)	1,848
Equity in earnings of non-consolidated companies	82,036	193,994
Increase due to business combinations	20,635	-
Dividends and distributions received (*)	(28,037)	(26,581)
Additions	19,610	-
Decrease / increase in equity reserves and others	(9,066)	(3,987)
At the end of the year	879,965	805,568

(*) Related to Ternium and Usiminas. During
2019,
$29.0
million were collected.

The principal non-consolidated companies are:

		% ownership at December 31,		Value at December 31,
Company	Country of incorporation	2019	2018	2019	2018
a) Ternium (*)	Luxembourg	11.46%	11.46%	751,105	725,548
b) Usiminas (**)	Brazil	3.07%	3.07%	74,593	72,988
Others	-	-	-	54,267	7,032
				879,965	805,568

(*) Including treasury shares.
(**) At
December 31, 2019
and
2018
the voting rights were
5.2%.

a) Ternium

Ternium, is a steel producer with production facilities in Mexico, Argentina, Brazil, Colombia, United States and Guatemala and is
one
of Tenaris’s main suppliers of round steel bars and flat steel products for its pipes business.

At
December 31, 2019,
the closing price of Ternium’s ADSs as quoted on the New York Stock Exchange was
$22
per ADS, giving Tenaris’s ownership stake a market value of approximately
$505.4
million. At
December 31, 2019,
the carrying value of Tenaris’s ownership stake in Ternium, based on Ternium’s IFRS Financial Statements, was approximately
$751.1
million.

As of
December 31, 2019
the Company concluded that the carrying amount does
not
exceed the recoverable value of the investment.

Summarized selected financial information of Ternium, including the aggregated amounts of assets, liabilities, revenues and profit or loss is as follows:
	Ternium
	2019	2018
Non-current assets	8,757,320	8,121,824
Current assets	4,178,213	4,426,038
Total assets	12,935,533	12,547,862
Non-current liabilities	3,452,535	3,236,756
Current liabilities	1,768,125	1,826,530
Total liabilities	5,220,660	5,063,286

Non-controlling interests	1,103,208	1,091,321

Revenues	10,192,818	11,454,807
Gross profit	1,740,378	2,971,479
Net income for the year attributable to owners of the parent	564,269	1,506,647
Total comprehensive income for the year, net of tax, attributable to owners of the parent	445,473	1,176,964

b) Usiminas

Usiminas is a Brazilian producer of high quality flat steel products used in the energy, automotive and other industries.

As of
December 31, 2019,
the closing price of the Usiminas’ ordinary and preferred shares, as quoted on the
B3
- Brasil Bolsa Balcão S.A, was
BRL9.83
(
$2.44
) and
BRL9.51
(
$2.36
), respectively, giving Tenaris’s ownership stake a market value of approximately
$92
million. As of that date, the carrying value of Tenaris’s ownership stake in Usiminas was approximately
$74.6
million.

Summarized selected financial information of Usiminas, including the aggregated amounts of assets, liabilities, revenues and profit or loss is as follows:
	Usiminas
	2019	2018
Non-current assets	4,335,662	4,696,896
Current assets	2,198,449	2,148,322
Total assets	6,534,111	6,845,218
Non-current liabilities	1,955,395	1,933,207
Current liabilities	716,930	860,862
Total liabilities	2,672,325	2,794,069

Non-controlling interests	377,667	369,333

Revenues	3,790,206	3,766,241
Gross profit	478,141	612,156
Net income for the year attributable to owners of the parent	52,779	194,381

c) Techgen

Techgen is a Mexican company that operates a natural gas-fired combined cycle electric power plant in the Pesquería area of the State of Nuevo León, Mexico. The company started producing energy on
December 1, 2016,
with a power capacity of
900
megawatts. As of
December 31, 2019,
Tenaris held
22%
of Techgen’s share capital, and its affiliates, Ternium and Tecpetrol International S.A. (a wholly-owned subsidiary of San Faustin S.A., the controlling shareholder of both Tenaris and Ternium), held
48%
and
30%
respectively.

Techgen is a party to transportation capacity agreements for a purchasing capacity of
150,000
MMBtu/Gas per day starting on
August 1, 2016
and ending on
July 31, 2036,
and a party to a contract for the purchase of power generation equipment and other services related to the equipment. As of
December 31, 2019,
Tenaris’s exposure under these agreements amounted to
$51.9
million and
$0.9
million respectively. Furthermore, during
2018,
Techgen entered a contract for the purchase of clean energy certificates. As of
December 31, 2019
Tenaris’s exposure under this agreement amounted to
$18.2
million.

During
2019,
Techgen repaid certain subordinated loans to Techgen’s sponsors; the part corresponding to Tenaris amounted to
$40.5
million. As of
December 31, 2019,
the aggregate outstanding principal amount under these subordinated loans was
$58.1
million.

On
February 13, 2019,
Techgen entered into a
$640
million syndicated loan agreement with several banks to refinance an existing loan, resulting in the release of certain corporate guarantee issued by Techgen’s shareholders to secure the replaced facility.

Techgen’s obligations under the current facility, which is “non-recourse” on the sponsors, are guaranteed by a Mexican security trust covering Techgen’s shares, assets and accounts as well as Techgen’s affiliates rights under certain contracts. In addition, Techgen’s collection and payment accounts not
subject to the trust have been pledged in favor of the lenders under the new loan agreement, and certain direct agreements –customary for these type of transactions– have been entered into with third
parties and affiliates, including in connection with the agreements for the sale of energy produced by the project and the agreements for the provision of gas and long-term maintenance services to Techgen. The commercial terms and conditions governing the purchase, by the Company’s Mexican subsidiary Tamsa, of
22%
of the energy generated by the project remain unchanged.

Under the loan agreement, Techgen is committed to maintain a debt service reserve account covering debt service becoming due during two
consecutive quarters; such account is funded by stand-by letters of credit issued for the account of Techgen’s sponsors in proportion to their respective participations in Techgen. Accordingly, the Company and its Swiss subsidiary, Tenaris Investments Switzerland AG, applied for stand-by letters of credit covering
22%
of the debt service coverage ratio, which as of the date hereof amounts to
$9.8
million.